POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED OCTOBER 27, 2008 TO THE PROSPECTUS DATED FEBRUARY 29, 2008 OF:

PowerShares 1-30 Laddered Treasury Portfolio

PowerShares Emerging Markets Sovereign Debt Portfolio

PowerShares High Yield Corporate Bond Portfolio

PowerShares Preferred Portfolio

(each a "Fund" and collectively, the "Funds")

The Shares of the Funds are currently listed and traded on the American Stock Exchange LLC ("AMEX"). As soon as practicable following the acquisition of AMEX by NYSE Euronext (the "Acquisition"), it is anticipated that the Shares of the Funds will be listed and begin trading on NYSE Arca, Inc. ("NYSE Arca"), an affiliate of NYSE Euronext.

The Acquisition was completed on October 1, 2008. The Funds have taken initial steps to transfer the listing of their Shares from AMEX to NYSE Arca. All of the Funds (except for PowerShares Preferred Portfolio) anticipate a target effective date for listing of November 3, 2008. PowerShares Preferred Portfolio anticipates a target effective date for listing of November 25, 2008.

On the effective date, all references in the prospectus to the AMEX will be replaced with the NYSE Arca. This change has no effect on the Funds' investment objectives and strategies.

No assurance can be given as to the continued listing of the Shares of each Fund or the liquidity or trading market for the Shares.

Please Retain This Supplement For Future Reference.

POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED OCTOBER 27, 2008 TO THE PROSPECTUS DATED FEBRUARY 29, 2008 OF:

PowerShares DWA Developed Markets Technical Leaders Portfolio

PowerShares DWA Emerging Markets Technical Leaders Portfolio

PowerShares Dynamic Asia Pacific Portfolio

PowerShares Dynamic Developed International Opportunities Portfolio

PowerShares Dynamic Europe Portfolio

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio

PowerShares FTSE RAFI Asia Pacific ex-Japan Small-Mid Portfolio

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

PowerShares FTSE RAFI Emerging Markets Portfolio

PowerShares FTSE RAFI Europe Portfolio

PowerShares FTSE RAFI Europe Small-Mid Portfolio

PowerShares FTSE RAFI International Real Estate Portfolio

PowerShares FTSE RAFI Japan Portfolio

PowerShares Global Clean Energy Portfolio

PowerShares Global Water Portfolio

PowerShares International Listed Private Equity Portfolio

The Shares of PowerShares Dynamic Asia Pacific Portfolio, PowerShares Dynamic Developed International Opportunities Portfolio, PowerShares Dynamic Europe Portfolio, PowerShares FTSE RAFI Asia Pacific ex-Japan Small-Mid Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio, PowerShares FTSE RAFI Emerging Markets Portfolio, PowerShares FTSE RAFI Europe Small-Mid Portfolio, PowerShares Global Clean Energy Portfolio, PowerShares Global Water Portfolio and PowerShares International Listed Private Equity Portfolio (each a "Fund" and collectively, the "Funds") are currently listed and traded on the American Stock Exchange LLC ("AMEX"). As soon as practicable following the acquisition of AMEX by NYSE Euronext (the "Acquisition"), it is anticipated that the Shares of the Funds will be listed and begin trading on NYSE Arca, Inc. ("NYSE Arca"), an affiliate of NYSE Euronext.

The Acquisition was completed on October 1, 2008. The Funds have taken initial steps to transfer the listing of their Shares from AMEX to NYSE Arca. All of the Funds (except PowerShares Global Water Portfolio and PowerShares International Listed Private Equity Portfolio) anticipate a target effective date for listing of November 3, 2008. PowerShares Global Water Portfolio and PowerShares International Listed Private Equity Portfolio anticipate a target effective date for listing of November 25, 2008.

On the effective date, all references in the prospectus to the AMEX will be replaced with the NYSE Arca. This change has no effect on the Funds' investment objectives and strategies.

No assurance can be given as to the continued listing of the Shares of each Fund or the liquidity or trading market for the Shares.

Please Retain This Supplement For Future Reference.

POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED OCTOBER 27, 2008 TO THE PROSPECTUS DATED FEBRUARY 29, 2008 OF:

PowerShares Insured California Municipal Bond Portfolio

PowerShares Insured National Municipal Bond Portfolio

PowerShares Insured New York Municipal Bond Portfolio

PowerShares VRDO Tax-Free Weekly Portfolio

(each a "Fund" and collectively, the "Funds")

The Shares of the Funds are currently listed and traded on the American Stock Exchange LLC ("AMEX"). As soon as practicable following the acquisition of AMEX by NYSE Euronext (the "Acquisition"), it is anticipated that the Shares of the Funds will be listed and begin trading on NYSE Arca, Inc. ("NYSE Arca"), an affiliate of NYSE Euronext.

The Acquisition was completed on October 1, 2008. The Funds have taken initial steps to transfer the listing of their Shares from AMEX to NYSE Arca. All of the Funds (except for PowerShares VRDO Tax-Free Weekly Portfolio) anticipate a target effective date for listing of November 3, 2008. PowerShares VRDO Tax-Free Weekly Portfolio anticipates a target effective date for listing of November 25, 2008.

On the effective date, all references in the prospectus to the AMEX will be replaced with the NYSE Arca. This change has no effect on the Funds' investment objectives and strategies.

No assurance can be given as to the continued listing of the Shares of each Fund or the liquidity or trading market for the shares.

Please Retain This Supplement For Future Reference.

POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED OCTOBER 27, 2008 TO THE PROSPECTUS DATED May 5, 2008 OF:

PowerShares Autonomic Growth NFA Global Asset Portfolio

PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio

PowerShares Autonomic Balanced NFA Global Asset Portfolio

(each a "Fund" and collectively, the "Funds")

The Shares of the Funds are currently listed and traded on the American Stock Exchange LLC ("AMEX"). As soon as practicable following the acquisition of AMEX by NYSE Euronext (the "Acquisition"), it is anticipated that the Shares of the Funds will be listed and begin trading on NYSE Arca, Inc. ("NYSE Arca"), an affiliate of NYSE Euronext.

The Acquisition was completed on October 1, 2008. The Funds have taken initial steps to transfer the listing of their Shares from AMEX to NYSE Arca, with a target effective date for listing of November 3, 2008.

On the effective date, all references in the prospectus to the AMEX will be replaced with the NYSE Arca. This change has no effect on the Funds' investment objectives and strategies.

No assurance can be given as to the continued listing of the Shares of each Fund or the liquidity or trading market for the Shares.

Please Retain This Supplement For Future Reference.